Other Current Assets, Other Receivable and Accrued Income - Summary of Other Current Assets and Other Receivables (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current prepayments and current accrued income including current contract assets [abstract]
Prepaid clinical and technical development expenses	SFr 1,590	SFr 2,615
Prepaid general and administrative expenses	2,492	2,105
VAT, withholding tax and interest receivables	801	885
Total	SFr 4,883	SFr 5,605